Shareholder Report, Average Annual Return (Details)	12 Months Ended		31 Months Ended	60 Months Ended		62 Months Ended	80 Months Ended	102 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000168333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Partners Fund
Average Annual Return, Percent	(3.37%)			9.70%						10.02%
C000168336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Value Fund
Average Annual Return, Percent	(1.37%)			8.09%						8.17%
C000168337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Value Fund
Average Annual Return, Percent	2.89%			8.54%						8.15%
C000168329
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Large Cap Alpha Fund
Average Annual Return, Percent	9.21%			11.92%						10.23%
C000168330
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Large Cap Alpha Fund
Average Annual Return, Percent	13.94%			12.35%						10.18%
C000168416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Investors Fund
Average Annual Return, Percent	0.29%			11.08%						9.44%
C000168417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Investors Fund
Average Annual Return, Percent	4.68%			11.58%						9.45%
C000168359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Global Energy Transition Fund
Average Annual Return, Percent	59.85%			33.16%						12.93%
C000168360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Global Energy Transition Fund
Average Annual Return, Percent	67.27%			33.67%						12.87%
C000168408
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Small Cap Growth Fund
Average Annual Return, Percent	(4.92%)			(6.67%)						5.40%
C000168409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Small Cap Growth Fund
Average Annual Return, Percent	(0.86%)			(6.27%)						5.38%
C000168400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Select Growth Fund
Average Annual Return, Percent	1.11%			1.35%						8.14%
C000168401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Select Growth Fund
Average Annual Return, Percent	5.70%			1.77%						8.11%
C000168396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Mid Cap Growth Fund
Average Annual Return, Percent	0.17%			0.03%						7.33%
C000168397
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Mid Cap Growth Fund
Average Annual Return, Percent	4.28%			0.30%						7.19%
C000168393
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Growth Fund
Average Annual Return, Percent	11.36%			11.60%						14.31%
C000168394
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Growth Fund
Average Annual Return, Percent	16.16%			11.98%						14.23%
C000168412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Science and Technology Fund
Average Annual Return, Percent	11.90%			0.22%						14.28%
C000168413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Science and Technology Fund
Average Annual Return, Percent	16.78%			0.59%						14.23%
C000168344
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS International Fund
Average Annual Return, Percent	19.78%			7.73%						7.88%
C000168345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS International Fund
Average Annual Return, Percent	25.08%			8.19%						7.88%
C000168340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Global Fund
Average Annual Return, Percent	10.11%			10.60%						12.22%
C000168341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory RS Global Fund
Average Annual Return, Percent	14.95%			11.08%						12.22%
C000168370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Low Duration Bond Fund
Average Annual Return, Percent	3.18%			1.97%						2.11%
C000168371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Low Duration Bond Fund
Average Annual Return, Percent	3.69%			1.64%						1.73%
C000168374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory High Yield Fund
Average Annual Return, Percent	7.33%			2.44%						5.91%
C000168375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory High Yield Fund
Average Annual Return, Percent	7.90%			2.17%						5.56%
C000168384
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Floating Rate Fund
Average Annual Return, Percent	4.31%			3.57%						4.81%
C000168385
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Floating Rate Fund
Average Annual Return, Percent	4.92%			3.21%						4.39%
Without Sales Load [Member] | C000168333
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%			11.01%						10.68%
Without Sales Load [Member] | C000168334
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%			10.62%						10.28%
Without Sales Load [Member] | C000244343
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%		13.27%
Without Sales Load [Member] | C000168335
Average Annual Return [Line Items]
Average Annual Return, Percent	2.93%			11.41%						11.06%
Without Sales Load [Member] | C000219866
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%			11.24%		15.81% [1]
Without Sales Load [Member] | C000168336
Average Annual Return [Line Items]
Average Annual Return, Percent	4.65%			9.38%						8.82%
Without Sales Load [Member] | C000168337
Average Annual Return [Line Items]
Average Annual Return, Percent	3.83%			8.54%						8.15%
Without Sales Load [Member] | C000168339
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%			9.64%						9.08%
Without Sales Load [Member] | C000168329
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%	[2]		13.25%						10.89%
Without Sales Load [Member] | C000168330
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%			12.35%						10.18%
Without Sales Load [Member] | C000168332
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%	[3]		13.49%						11.12%
Without Sales Load [Member] | C000168416
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%			12.40%						10.09%
Without Sales Load [Member] | C000168417
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%			11.58%						9.45%
Without Sales Load [Member] | C000168419
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%			12.72%						10.40%
Without Sales Load [Member] | C000168359
Average Annual Return [Line Items]
Average Annual Return, Percent	69.60%	[4]		34.74%	[4]					13.60%
Without Sales Load [Member] | C000168360
Average Annual Return [Line Items]
Average Annual Return, Percent	68.27%	[5]		33.67%	[5]					12.87%
Without Sales Load [Member] | C000168362
Average Annual Return [Line Items]
Average Annual Return, Percent	70.14%	[6]		35.17%	[6]					13.97%
Without Sales Load [Member] | C000168408
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%			(5.56%)						6.03%
Without Sales Load [Member] | C000168409
Average Annual Return [Line Items]
Average Annual Return, Percent	0.14%			(6.27%)						5.38%
Without Sales Load [Member] | C000193682
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%			(5.23%)				5.34%
Without Sales Load [Member] | C000168411
Average Annual Return [Line Items]
Average Annual Return, Percent	1.16%			(5.30%)						6.31%
Without Sales Load [Member] | C000168400
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%			2.56%						8.79%
Without Sales Load [Member] | C000168401
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%			1.77%						8.11%
Without Sales Load [Member] | C000172970
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%			2.91%					9.49%
Without Sales Load [Member] | C000168403
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%			2.83%						9.07%
Without Sales Load [Member] | C000168396
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%			1.22%						7.97%
Without Sales Load [Member] | C000168397
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%			0.30%						7.19%
Without Sales Load [Member] | C000172969
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%			1.48%					8.78%
Without Sales Load [Member] | C000168399
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%			1.47%						8.24%
Without Sales Load [Member] | C000219869
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%			1.37%		4.62%
Without Sales Load [Member] | C000168393
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%	[7]		12.92%						15.00%
Without Sales Load [Member] | C000168394
Average Annual Return [Line Items]
Average Annual Return, Percent	17.16%	[8]		11.98%						14.23%
Without Sales Load [Member] | C000168392
Average Annual Return [Line Items]
Average Annual Return, Percent	18.46%	[9]		13.22%						15.30%	[9]
Without Sales Load [Member] | C000168412
Average Annual Return [Line Items]
Average Annual Return, Percent	18.73%	[10]		1.41%						14.96%
Without Sales Load [Member] | C000168413
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%	[11]		0.59%						14.23%
Without Sales Load [Member] | C000168415
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%	[12]		1.65%						15.23%	[12]
Without Sales Load [Member] | C000168344
Average Annual Return [Line Items]
Average Annual Return, Percent	27.06%	[13]		9.01%						8.53%
Without Sales Load [Member] | C000168345
Average Annual Return [Line Items]
Average Annual Return, Percent	26.08%	[14]		8.19%						7.88%
Without Sales Load [Member] | C000168346
Average Annual Return [Line Items]
Average Annual Return, Percent	26.78%	[15]		8.75%						8.23%
Without Sales Load [Member] | C000213174
Average Annual Return [Line Items]
Average Annual Return, Percent	27.42%	[16]		9.33%			8.98%
Without Sales Load [Member] | C000168347
Average Annual Return [Line Items]
Average Annual Return, Percent	27.38%	[17]		9.29%						8.80%
Without Sales Load [Member] | C000168340
Average Annual Return [Line Items]
Average Annual Return, Percent	16.83%	[18]		11.91%						12.89%
Without Sales Load [Member] | C000168341
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%	[19]		11.08%						12.22%
Without Sales Load [Member] | C000168342
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	[20]		11.64%						14.94%
Without Sales Load [Member] | C000213170
Average Annual Return [Line Items]
Average Annual Return, Percent	17.23%	[21]		12.26%			13.68%
Without Sales Load [Member] | C000168343
Average Annual Return [Line Items]
Average Annual Return, Percent	17.13%	[22]		12.20%						13.18%
Without Sales Load [Member] | C000168370
Average Annual Return [Line Items]
Average Annual Return, Percent	5.58%			2.42%						2.34%
Without Sales Load [Member] | C000168371
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%			1.64%						1.73%
Without Sales Load [Member] | C000168373
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%			2.66%						2.58%
Without Sales Load [Member] | C000168374
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%			2.91%						6.15%
Without Sales Load [Member] | C000168375
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%			2.17%						5.56%
Without Sales Load [Member] | C000168376
Average Annual Return [Line Items]
Average Annual Return, Percent	9.18%			2.69%						5.84%
Without Sales Load [Member] | C000168377
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%			3.25%						6.45%
Without Sales Load [Member] | C000168384
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%			4.03%						5.05%
Without Sales Load [Member] | C000168385
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%			3.21%						4.39%
Without Sales Load [Member] | C000168387
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%			4.29%						5.29%
Without Sales Load [Member] | C000219868
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%			4.21%		4.93%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		21.76%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%		15.96%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%			13.59%						14.59%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%			13.59%						14.59%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%			13.59%						14.59%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%				14.25%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%					14.71%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			13.15%						14.29%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%					15.38%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%		16.83%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%			14.42%						14.82%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%			8.92%						8.18%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%			8.92%						8.18%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%			8.92%						8.18%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%			8.92%			9.03%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%			8.92%						8.18%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%			11.19%						11.72%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%			11.19%						11.72%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%			11.19%						11.72%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%			11.19%			12.28%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%			11.19%						11.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)						2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)						2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)						2.01%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%			0.06%						2.44%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%			0.06%						2.44%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%			0.06%						2.44%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%			0.06%						2.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)						2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)						2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)						2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)		(0.15%)
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%			8.88%						9.27%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%			8.88%						9.27%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%		15.62%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%			8.88%						9.27%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%			8.88%		13.50%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%			9.83%						9.78%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%			9.83%						9.78%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%			9.83%						9.78%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%			11.33%						10.53%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%			11.33%						10.53%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%			11.33%						10.53%
Russell 3000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.71%			11.18%						10.46%
Russell 3000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.71%			11.18%						10.46%
Russell 3000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.71%			11.18%						10.46%
MSCI World Commodity Producers Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Commodity Producers Index
S&P North American Natural Resources Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index
Average Annual Return, Percent	21.11%			20.56%						9.76%
MSCI World Commodity Producers Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Commodity Producers Index
S&P North American Natural Resources Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index
Average Annual Return, Percent	21.11%			20.56%						9.76%
MSCI World Commodity Producers Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Commodity Producers Index
S&P North American Natural Resources Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index
Average Annual Return, Percent	21.11%			20.56%						9.76%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%			3.18%						9.57%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%			3.18%						9.57%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%			3.18%				8.73%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%			3.18%						9.57%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%			3.18%						9.57%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%			3.18%						9.57%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%			3.18%					9.49%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%			3.18%						9.57%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%			6.65%						12.49%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%			6.65%						12.49%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%			6.65%					13.12%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%			6.65%						12.49%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%			6.65%		9.89%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%			15.32%						18.13%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%			15.32%						18.13%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%			15.32%						18.13%
S&P North American Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	27.82%			18.02%						22.54%
S&P North American Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	27.82%			18.02%						22.54%
S&P North American Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	27.82%			18.02%						22.54%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return, Percent	5.17%			1.76%						1.83%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return, Percent	5.17%			1.76%						1.83%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return, Percent	5.17%			1.76%						1.83%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.62%			4.51%						6.53%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.62%			4.51%						6.53%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.62%			4.51%						6.53%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.62%			4.51%						6.53%
S&P/LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	5.90%			6.42%						5.83%
S&P/LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	5.90%			6.42%						5.83%
S&P/LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	5.90%			6.42%						5.83%
S&P/LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	5.90%			6.42%		6.93%

[1]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[2]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[3]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[4]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[5]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[6]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[7]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[8]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[9]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[10]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[11]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[12]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[13]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[14]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[15]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[16]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[17]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[18]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[19]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[20]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[21]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[22]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.